Fair Value Measurements - Summary of the Financial Assets Carried at Fair Value on a Recurring Basis (Detail) - EBP 006 [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		$ 3,750,364	$ 3,497,057
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		950,220	465,948
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	449,736
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	2,800,144	2,581,373
Mutual funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		431,574	436,474
Mutual funds [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		431,574	436,474
Mutual funds [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Mutual funds [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Mutual funds [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	0	0
Separately managed accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		308,345	296,571
Separately managed accounts [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		308,345	0
Separately managed accounts [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	296,571
Separately managed accounts [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Separately managed accounts [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	0	0
Ericsson stock fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		29,767	29,474
Ericsson stock fund [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		29,767	29,474
Ericsson stock fund [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Ericsson stock fund [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Ericsson stock fund [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	0	0
Commingled funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		1,683,583	1,570,395
Commingled funds [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Commingled funds [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Commingled funds [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Commingled funds [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	1,683,583	1,570,395
Common collective trusts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		798,105	706,878
Common collective trusts [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Common collective trusts [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Common collective trusts [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Common collective trusts [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	798,105	706,878
Pooled separate accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		318,456	304,100
Pooled separate accounts [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Pooled separate accounts [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Pooled separate accounts [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Pooled separate accounts [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	318,456	304,100
Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		180,534	153,165
Self-directed brokerage accounts [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		180,534	0
Self-directed brokerage accounts [Member] | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	153,165
Self-directed brokerage accounts [Member] | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value		0	0
Self-directed brokerage accounts [Member] | Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, investment, fair value	[1]	$ 0	$ 0

[1]	As these assets are measured at net asset value using the practical expedient they are therefore excluded from the fair value hierarchy and included in other.